Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Operating activities:
Net cash generated from operating activities before income tax paid	$ 23,034		$ 9,655	$ 30,021
Income tax paid	(1,227)		(69)	(746)
Net cash generated from continuing operating activities	21,807		9,586	29,275
Net cash generated from discontinued operating activities	0		4,987	58,739
Net cash generated from operating activities	21,807		14,573	88,014
Investing activities:
Proceeds from sales of participation in associates and joint ventures	0		561	0
Capital contributions to associates and joint ventures	(624)		(69)	(4,690)
Proceeds from sales of intangible assets	6		0	0
Contributions to associates and joint ventures pending subscription	(57)		0	0
Acquisition and improvement of investment properties	(6,134)		(1,638)	(9,057)
Proceeds from sales of investment properties	25,977		30,394	961
Acquisitions and improvements of property, plant and equipment	(4,022)		(3,316)	(3,453)
Advance payments	0		(112)	(195)
Acquisition of intangible assets	(115)		(139)	(174)
Proceeds from sales of property, plant and equipment	2,874		1,438	28
Net increase of restricted deposits	0		0	(515)
Dividends collected from associates and joint ventures	3,660		0	662
Proceeds from loans granted	453		15	0
Acquisitions of investments in financial assets	(27,186)		(27,482)	(34,308)
Proceeds from disposal of investments in financial assets	18,089		52,348	45,874
Payments)/ Proceeds from derivative financial instruments	(117)		(853)	12,177
Interest collected from financial assets	90		1,104	(97)
Dividends paid from financial assets	0		0	30
Dividends collected from financial assets	0		722	0
Loans granted to related parties	0		(356)	(407)
Proceeds from loans granted to related parties	0		95	4,434
Cash incorporated by business combination, net of cash paid	0		5,187	39
Decrease in securities	0		84	0
Net cash generated from continuing investing activities	12,894		47,609	11,249
Net cash generated from discontinued investing activities	0		(72,320)	(100,213)
Net cash generated from investing activities	12,894		119,929	111,462
Financing activities:
Borrowings and issuance of non-convertible notes	26,522		93,608	95,884
Payment of borrowings and non-convertible notes	(41,660)		(153,450)	(75,909)
Obtaining/ (payment) of short term loans, net	2,319		13,381	(7,315)
Interest paid	(16,211)		(33,680)	(20,065)
Repurchase of treasury shares	150		0	0
Repurchase of non-convertible notes	(2,587)		(10,980)	(6,413)
Proceeds from sales of own non-convertible notes	4,320		11,574	0
Capital contributions from non-controlling interest in subsidiaries	534		1,046	0
Acquisition of non-controlling interest in subsidiaries	0		(123)	(1,482)
Charge for issuance of shares and other equity instruments	0		20,719	0
Loans obtained from associates and joint ventures, net	24		0	0
Proceeds from sales of non-controlling interest in subsidiaries	43		0	0
Exercise of warrants	84		0	0
Lease liabilities paid	(1,048)		(67)	0
Dividends paid	0		(1,166)	(2,552)
Dividends paid to non-controlling interest in subsidiaries	(7,780)		(4,242)	(546)
Share capital increase in subsidiaries	0		5,092	0
Irrevocable contributions received	123		0	0
Payment of loans with related parties	(481)		0	0
Net cash used in continued financing activities	(37,016)		(58,288)	(18,398)
Net cash used in discontinuing financing activities	0		(29,679)	(172,654)
Net cash used in financing activities	(37,016)		(87,967)	(191,052)
Net (decrease)/ increase in cash and cash equivalents from continuing activities	(2,315)		(1,093)	22,126
Net increase/ (decrease) in cash and cash equivalents from discontinued activities	0		47,628	(13,702)
Net (decrease)/ increase in cash and cash equivalents		$ (2,315)	46,535	8,424
Cash and cash equivalents at beginning of the year	45,143		248,583	219,958
Cash and cash equivalents reclassified to held for sale	0		(313)	(1,107)
Foreign exchange (loss)/ gain on cash and changes in fair value of cash equivalents	(7,917)		(11,331)	21,308
Deconsolidation	0		238,331	0
Cash and cash equivalents at the end of the year	$ 34,911		$ 45,143	$ 248,583